Consolidated Balance Sheets (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2023 CNY (¥) shares
Accounts Receivable, Allowance	¥ 45,867	$ 6,284	¥ 38,396
Consolidated VIE and its subsidiaries, Current	216,696	29,687	214,820
Consolidated VIE and its subsidiaries, Non-current	36,840	5,049	4,288
Contract Assets, Net Of Allowances	¥ 61,856	$ 8,474	¥ 58,790
Common Class A [Member]
Ordinary Shares, Par value | $ / shares		$ 0.0002
Ordinary Shares, Shares authorized	230,000,000	230,000,000	230,000,000
Ordinary Shares, Shares issued	90,289,123	90,289,123	85,115,600
Ordinary Shares, Shares outstanding	90,289,123	90,289,123	85,115,600
Common Class B [Member]
Ordinary Shares, Par value | $ / shares		$ 0.0002
Ordinary Shares, Shares authorized	20,000,000	20,000,000	20,000,000
Ordinary Shares, Shares issued	17,324,848	17,324,848	17,324,848
Ordinary Shares, Shares outstanding	17,324,848	17,324,848	17,324,848